Operating profit - Auditor's fees payable included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Auditors' Remuneration [Line Items]
Permissible tax compliance and advisory services	£ 0.0	£ 2.5
Other audit-related services	1.2	0.3
Auditors' remuneration, other miscellaneous services		0.2
Deloitte LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements		10.0	£ 5.0
Audit of the Company's subsidiaries		5.0	6.0
Audit services		15.0	11.0
Other services		6.0	2.0
Total auditor's remuneration		21.0	13.0
Audit and audit-related services incurred for separation from GSK Group		0.0	0.9
Other assurance services incurred for separation from GSK Group		3.0	£ 2.4
KPMG LLP (UK)
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements	11.0
Audit of the Company's subsidiaries	5.0
Audit services	16.0
Other services	1.0
Total auditor's remuneration	£ 17.0
KPMG LLP (US)
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements		14.0
Audit services		14.0
Other services		3.0
Total auditor's remuneration		£ 17.0